Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	$ (2,904)	$ (3,434)
Deferred tax assets liabilities, ending balance	(1,226)	(2,904)	$ (3,434)
Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	(2,232)	(1,234)	(411)
Charged to comprehensive income	(641)	(998)	(823)
Deferred tax assets liabilities, ending balance	(2,873)	(2,232)	(1,234)
Other temporary differences [member] | Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	(2,232)	(1,234)	(411)
Charged to comprehensive income	(641)	(998)	(823)
Deferred tax assets liabilities, ending balance	(2,873)	(2,232)	(1,234)
Allowance for credit losses [member] | Deferred tax liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance
Charged to comprehensive income
Deferred tax assets liabilities, ending balance
Deferred tax assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	5,136	4,668	2,495
Charged to comprehensive income	(1,037)	468	2,173
Deferred tax assets liabilities, ending balance	4,099	5,136	4,668
Deferred tax assets [member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	4,276	4,080	1,853
Charged to comprehensive income	(177)	196	2,227
Deferred tax assets liabilities, ending balance	4,099	4,276	4,080
Deferred tax assets [member] | Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	860	588	642
Charged to comprehensive income	(860)	272	(54)
Deferred tax assets liabilities, ending balance		$ 860	$ 588